RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties And Related Party Transactions Details 2Abstract
Salaries	$ 5.8	$ 3.6	$ 3.2
Variable payment	3.6	2.9	2.7
Non-monetary benefits	0.2	0.1	0.1
Share based payments	8.8	4.6	0.6
Total	$ 18.4	$ 11.2	$ 6.6